UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                         Oppenheimer High Income Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================

Oppenheimer High Income Fund/VA

                                                                              Principal
                                                                                 Amount                     Value
-------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.1%
Consumer Credit Reference Index Securities Program, Credit
Card Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%,
3/22/07 1 (Cost $497,606)                                                 $     500,000             $     517,578
-------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--0.0%
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1, Cl. D, 7.856%, 4/29/39 1,2                      300,000                   309,188
-------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial
Mtg. Pass-Through Certificates, Series 1996-B, Cl. 1, 6.213%,
4/25/26 1,2                                                                      29,362                    27,105
                                                                                                    ---------------
Total Mortgage-Backed Obligations (Cost $303,207)                                                         336,293

-------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.0%
Telergy, Inc., Sr. Sec. Credit Facilities Term Loan Participation
Nts., Tranche A, 1/1/02 1,3, 4 (Cost $966,644)                                  986,362                        --
-------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--75.1%
-------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--21.7%
-------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--2.1%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts.,
Series B, 2/15/10                                                               800,000                   852,000
-------------------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11                        157,000                   157,785
-------------------------------------------------------------------------------------------------------------------
Dana Corp.:
9% Unsec. Nts., 8/15/11                                                       1,480,000                 1,794,500
10.125% Nts., 3/15/10                                                           500,000                   570,000
-------------------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                            1,000,000                   995,000
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                        100,000                   110,685
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                       200,000                   179,000
-------------------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13                                    1,200,000                 1,230,000
-------------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec.
Sub. Nts., 11/1/13                                                              200,000                   216,000
-------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                          1,300,000                 1,502,441
-------------------------------------------------------------------------------------------------------------------
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 5                                                         500,000                   467,500
11% Sr. Sub. Nts., 6/15/12                                                      750,000                   600,000
-------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                     1,400,000                 1,592,500
-------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts., Series B,
7/15/13                                                                         900,000                 1,030,500
-------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                          400,000                   433,000
-------------------------------------------------------------------------------------------------------------------
Visteon Corp., 7% Sr. Unsec. Nts., 3/10/14                                      200,000                   191,000
                                                                                                    ---------------
                                                                                                       11,921,911
-------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.6%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 1                              940,000                   841,300
-------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                   450,000                   500,625
-------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                 800,000                   896,000
-------------------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory Nts.,
8/1/1995 1,3, 4                                                                   9,500                        --
-------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                              875,000                   951,563
-------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                                500,000                   528,750
-------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.:
7.625% Nts., 5/15/08                                                            400,000                   450,000
7.625% Nts., 12/1/12                                                            500,000                   583,750
-------------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts.,
Series B, 2/15/07                                                             1,000,000                 1,030,000
-------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                917,000                   954,826
-------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                 800,000                   808,000
9% Sr. Sub. Nts., 3/15/12                                                       600,000                   669,000
-------------------------------------------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr. Nts.,
Series B, 5/15/12                                                               900,000                 1,008,000
-------------------------------------------------------------------------------------------------------------------
La Quinta Properties, Inc., 7% Sr. Nts., 8/15/12 5                              500,000                   529,375
-------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts.,
Series B, 8/1/07                                                                800,000                   912,000
-------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                           1,700,000                 1,884,875
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                              800,000                   893,000
-------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.375% Sr. Sub. Nts., 7/15/09                                                   800,000                   834,000
8% Sr. Sub. Nts., 4/1/12                                                        700,000                   777,000
-------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Nts., 7/15/14 5                                          600,000                   631,500
-------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                                 1,500,000                 1,702,500
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                          1,500,000                 1,676,250
-------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 8.875% Sr. Sub. Nts., 3/15/10                       600,000                   660,750
-------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts.,
3/15/12                                                                         900,000                   906,750
-------------------------------------------------------------------------------------------------------------------
Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12                           400,000                   455,000
-------------------------------------------------------------------------------------------------------------------
River Rock Entertainment LLC, 9.75% Sr. Nts., 11/1/11 1                         200,000                   211,500
-------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                     600,000                   703,500
-------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                  400,000                   377,000
9.625% Sr. Nts., 6/1/14                                                          57,000                    53,580
9.75% Sr. Nts., 4/15/13                                                       1,000,000                   950,000
-------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr.
Nts., 5/1/12                                                                  1,500,000                 1,704,375
-------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                            2,000,000                 2,045,000
9.875% Sr. Unsec. Sub. Nts., 7/1/10 1                                           600,000                   636,000
-------------------------------------------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts.,
8/15/11                                                                       1,000,000                 1,101,250
-------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts.,
4/1/10                                                                        1,000,000                 1,170,000
-------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                900,000                   913,500
-------------------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11% Sec.
Nts., 6/15/10                                                                   850,000                   988,125
                                                                                                    ---------------
                                                                                                       31,938,644
-------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.9%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                500,000                   555,000
-------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875% Sr. Sub. Nts., 8/1/12                                      775,000                   827,313
-------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                 300,000                   363,750
-------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                    800,000                   898,000
-------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                  150,000                   169,500
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                             350,000                   391,125
-------------------------------------------------------------------------------------------------------------------
Meritage Corp., 9.75% Sr. Unsec. Nts., 6/1/11                                 1,200,000                 1,353,000
-------------------------------------------------------------------------------------------------------------------
Norcraft Cos. LP, 9% Sr. Sub. Nts., 11/1/11 5                                   300,000                   328,500
-------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                              1,400,000                 1,421,000
-------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                            700,000                   808,500
-------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                        500,000                   556,875
-------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc.:
9.125% Sr. Sub. Nts., 5/1/12                                                    800,000                   896,000
10.625% Sr. Unsec. Sub. Nts., 2/15/11                                           600,000                   679,500
-------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13 1                             800,000                   928,000
-------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07                       1,000,000                   962,500
                                                                                                    ---------------
                                                                                                       11,138,500
-------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Remington Arms Co., Inc., 10.50% Sr. Unsec. Nts., 2/1/11                      1,100,000                 1,050,500
-------------------------------------------------------------------------------------------------------------------
MEDIA--9.6%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 3, 4                                             360,000                   313,200
8.125% Sr. Nts., Series B, 7/15/03 3, 4                                       1,000,000                   880,000
8.375% Sr. Nts., Series B, 2/1/08 3, 4                                        1,000,000                   890,000
10.875% Sr. Unsec. Nts., 10/1/10 3, 4                                         1,000,000                   925,000
-------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub.
Nts., 12/15/12                                                                  700,000                   728,000
-------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Sub. Nts., 3/1/14 5                                                    1,050,000                   992,250
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                            1,192,000                 1,230,740
-------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                            900,000                   938,250
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                   600,000                   634,500
-------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                        600,000                   637,500
-------------------------------------------------------------------------------------------------------------------
Cablevision Systems New York Group, 8% Sr. Nts., 4/15/12 5                      500,000                   525,000
-------------------------------------------------------------------------------------------------------------------
CanWest Media, Inc., 7.625% Sr. Unsec. Sub. Nts.,
Series B, 4/15/13                                                               300,000                   324,000
-------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts., 2/15/14                             850,000                   864,875
-------------------------------------------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub.
Nts., 6/1/11                                                                    200,000                   212,500
-------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC, 10.25% Sr.
Unsec. Nts., 9/15/10                                                          1,200,000                 1,231,500
-------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter
Communications Holdings Capital Corp.:
0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11 6                               2,475,000                 1,546,875
8.375% Sr. Nts., Second Lien, 4/30/14 5                                       1,500,000                 1,498,125
8.625% Sr. Unsec. Nts., 4/1/09                                                  400,000                   313,000
11.125% Sr. Unsec. Nts., 1/15/11                                                600,000                   489,000
-------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                             400,000                   449,000
-------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 6                     1,800,000                 1,246,500
-------------------------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                          800,000                   887,000
-------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts.,
Series B, 4/1/11                                                              1,400,000                 1,482,250
-------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875%
Sr. Unsec. Nts., 11/15/09                                                       800,000                   924,000
-------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13                                     3,550,000                 3,745,250
-------------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 8.375%
Sr. Unsec. Nts., 3/15/13                                                      3,400,000                 3,884,500
-------------------------------------------------------------------------------------------------------------------
Diva Systems Corp., 12.625% Sr. Unsec. Disc. Nts., Series B,
3/1/08 1, 3, 4                                                                  500,000                     3,125
-------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Nts., 10/1/14 5, 7                                                 2,350,000                 2,347,063
9.125% Sr. Nts., 1/15/09                                                      1,895,000                 2,117,663
-------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                     1,200,000                 1,251,000
-------------------------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09                 600,000                   640,500
-------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                      1,257,000                 1,169,010
-------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                            500,000                   563,750
-------------------------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 8.25% Sr. Unsec. Nts., 2/1/11                             600,000                   630,000
-------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13                           200,000                   216,000
-------------------------------------------------------------------------------------------------------------------
LCE Acquisition Corp., 9% Sr. Sub. Nts., 8/1/14 5                               875,000                   907,813
-------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                              500,000                   513,750
-------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                     400,000                   438,000
-------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec.
Nts., 1/15/13                                                                 1,257,000                 1,216,148
-------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                  1,400,000                 1,386,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                            500,000                   518,750
-------------------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                          625,000                   807,237
-------------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Nts., 8/15/14 5                                        1,500,000                 1,567,500
-------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13 5                                                        1,700,000                 1,625,625
8.875% Sr. Unsec. Nts., 5/15/11                                                  57,000                    57,285
-------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 5                                                     700,000                   794,500
10.875% Sr. Sub. Nts., 12/15/12 5                                             1,000,000                 1,217,500
-------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                  800,000                   886,000
-------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC:
8.75% Sr. Nts., 9/1/12 5                                                      1,000,000                 1,042,500
10.375% Sr. Sub. Nts., 9/1/14 5                                               1,000,000                 1,052,500
-------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12              1,600,000                 1,668,000
-------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec.
Sub. Nts., 11/1/09                                                              600,000                   631,500
-------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                     500,000                   540,000
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                      650,000                   702,000
-------------------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./CompassLearning,
Inc., 12.75% Sr. Sub. Nts., 11/15/09                                          1,100,000                 1,006,500
                                                                                                    ---------------
                                                                                                       55,310,034
-------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                                                 250,000                   276,250
9.875% Nts., 10/1/11                                                            300,000                   358,500
                                                                                                    ---------------
                                                                                                          634,750
-------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.6%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                        600,000                   636,000
-------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Sub. Nts., 1/15/14 5                 500,000                   476,250
-------------------------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                  1,200,000                 1,386,000
-------------------------------------------------------------------------------------------------------------------
Building Materials Corp. of America:
7.75% Sr. Nts., 8/1/14 5                                                        800,000                   796,000
8% Sr. Nts., 12/1/08                                                            300,000                   309,750
-------------------------------------------------------------------------------------------------------------------
CSK Auto, Inc., 7% Sr. Unsec. Nts., 1/15/14                                     800,000                   778,000
-------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub.
Nts., 5/1/08 1                                                                  400,000                   402,000
-------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 6/1/12 5                            800,000                   864,000
-------------------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts., 3/15/11                    300,000                   322,500
-------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Nts., 8/1/12 5                                                       650,000                   664,625
8.50% Sr. Sub. Nts., 8/1/14 5                                                 1,100,000                 1,097,250
-------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                      750,000                   873,750
-------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10               350,000                   364,000
                                                                                                    ---------------
                                                                                                        8,970,125
-------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.7%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 5                                       1,400,000                 1,501,500
-------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                                                         800,000                   804,000
11.625% Sr. Unsec. Nts., 1/15/08                                                100,000                   103,750
12.25% Sr. Nts., 12/15/12                                                       300,000                   318,750
-------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 5                              500,000                   545,000
-------------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                           600,000                   654,000
                                                                                                    ---------------
                                                                                                        3,927,000
-------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.2%
-------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                       500,000                   551,250
-------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.3%
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts.,
12/15/11                                                                        457,000                   351,890
-------------------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., 8.875% Sr. Unsec. Sub. Nts., 12/1/11                       57,000                    61,703
-------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 13% Disc. Nts., 5/31/09 1, 3, 4, 8                          476,601                        --
-------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                    900,000                   949,500
9.50% Sr. Sec. Nts., 2/15/11                                                    450,000                   497,250
                                                                                                    ---------------
                                                                                                        1,860,343
-------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.2%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                     500,000                   535,000
-------------------------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts.,
7/15/12                                                                         400,000                   430,000
-------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., 7.50% Sr. Nts., 11/1/14 5                  300,000                   301,500
-------------------------------------------------------------------------------------------------------------------
Del Monte Corp.:
8.625% Sr. Sub. Nts., 12/15/12                                                1,000,000                 1,117,500
9.25% Sr. Unsec. Sub. Nts., 5/15/11                                             100,000                   110,500
-------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co.:
9.75% Sr. Unsec. Sub. Nts., 5/15/07                                             400,000                   385,000
10.75% Sr. Nts., 3/1/10                                                       1,100,000                 1,179,750
-------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                         900,000                   985,500
8.875% Sr. Unsec. Nts., 3/15/11                                                 400,000                   437,000
-------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11 1                   600,000                   639,000
-------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp.:
8.25% Sr. Sub. Nts., 12/1/13 5                                                  500,000                   473,750
8.25% Sr. Sub. Nts., 12/1/13 5                                                  600,000                   568,500
-------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                            925,000                   992,063
8% Sr. Nts., Series B, 10/15/09                                                 900,000                   996,750
-------------------------------------------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09                                        1,000,000                 1,102,500
-------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                                                         700,000                   707,000
8.50% Sr. Unsec. Nts., 2/1/11                                                    57,000                    59,850
-------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.625% Sr. Sub. Nts., 4/15/11 [EUR]             1,000,000                 1,330,705
                                                                                                    ---------------
                                                                                                       12,351,868
-------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                     1,000,000                 1,033,750
-------------------------------------------------------------------------------------------------------------------
Armkel LLC/Armkel Finance, Inc., 9.50% Sr. Sub. Nts., 8/15/09 1                 600,000                   657,000
-------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                      1,000,000                 1,065,000
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                             700,000                   721,000
                                                                                                    ---------------
                                                                                                        3,476,750
-------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                      300,000                   316,500
-------------------------------------------------------------------------------------------------------------------
ENERGY--7.5%
-------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.4%
BRL Universal Equipment Corp., 8.875% Sr. Sec. Nts., 2/15/08                    750,000                   802,500
-------------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                    400,000                   442,000
-------------------------------------------------------------------------------------------------------------------
Grant Prideco, Inc., 9% Sr. Unsec. Nts., 12/15/09                               300,000                   336,750
-------------------------------------------------------------------------------------------------------------------
Hanover Compress Co., 8.625% Sr. Nts., 12/15/10                                 700,000                   763,000
-------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts.,
Series A, 9/1/08                                                                500,000                   540,000
-------------------------------------------------------------------------------------------------------------------
Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08               1,750,000                 1,938,125
-------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                             1,600,000                 1,640,000
-------------------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                            600,000                   648,000
-------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                800,000                   852,000
                                                                                                    ---------------
                                                                                                        7,962,375
-------------------------------------------------------------------------------------------------------------------
OIL & GAS--6.1%
ANR Pipeline Co., 8.875% Sr. Nts., 3/15/10                                      400,000                   452,000
-------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.875% Sr. Unsec. Nts., 1/15/16                                               1,120,000                 1,176,000
8.375% Sr. Unsec. Nts., 11/1/08                                               1,000,000                 1,095,000
9% Sr. Nts., 8/15/12                                                            300,000                   344,250
-------------------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                                2,257,000                 2,251,358
-------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                      350,000                   346,500
-------------------------------------------------------------------------------------------------------------------
El Paso Energy Partners LP, 8.50% Sr. Unsec. Sub. Nts.,
Series B, 6/1/11                                                                469,000                   529,384
-------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                 2,000,000                 2,015,000
-------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 5.60% Sr. Nts., 10/15/14 5, 7                 800,000                   807,618
-------------------------------------------------------------------------------------------------------------------
EXCO Resources, Inc., 7.25% Sr. Nts., 1/15/11                                   800,000                   852,000
-------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                      1,000,000                 1,092,500
-------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp.:
6.625% Sr. Nts., 10/1/11 5, 7                                                   450,000                   457,875
11.75% Sr. Nts., 11/15/09                                                       800,000                   857,000
-------------------------------------------------------------------------------------------------------------------
GulfTerra Energy Partners LP:
8.50% Sr. Unsec. Sub. Nts., Series B, 6/1/10                                    360,000                   420,750
10.625% Sr. Sub. Nts., 12/1/12 1                                                469,000                   590,940
-------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14 5                                         1,300,000                 1,361,750
8.375% Sr. Sub. Nts., 8/15/12                                                   600,000                   678,000
-------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co., 5.875% Sr. Unsec. Nts., 7/15/16                1,000,000                 1,045,788
-------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14 5                 600,000                   646,500
-------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc.:
6.75% Sr. Nts., 5/1/14                                                          700,000                   728,000
9.50% Sr. Nts., 2/1/13                                                        1,000,000                 1,182,500
-------------------------------------------------------------------------------------------------------------------
Range Resources Corp., 7.375% Sr. Sub. Nts., 7/15/13                            400,000                   422,000
-------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                             600,000                   595,500
8% Sr. Unsub. Nts., 3/1/32                                                      900,000                   933,750
8.875% Sr. Nts., 3/15/10                                                        700,000                   791,000
-------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.25% Sr. Unsec. Sub. Nts., 12/15/11                      1,600,000                 1,732,000
-------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                 575,000                   653,344
-------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                               2,915,000                 3,038,888
-------------------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                     1,000,000                 1,085,000
9.625% Sr. Sub. Nts., 4/1/12                                                    557,000                   647,513
-------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp.:
6.125% Nts., 1/15/05 1                                                          200,000                   202,250
8.875% Sr. Unsub. Nts., Series B, 7/15/12                                       200,000                   244,250
-------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                            800,000                   812,000
-------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                           2,850,000                 3,142,125
7.625% Nts., 7/15/19                                                            200,000                   220,000
-------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 1                      300,000                   316,500
-------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                                     1,000,000                 1,176,521
                                                                                                    ---------------
                                                                                                       34,943,354
-------------------------------------------------------------------------------------------------------------------
FINANCIALS--1.8%
-------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10                       400,000                   310,000
-------------------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg SCA, 9.625% Sr. Sub.
Nts., 6/15/14 5                                                               1,900,000                 2,061,500
-------------------------------------------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                           1,600,000                 1,816,000
-------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts.,
Series B, 9/30/08                                                             1,550,000                 1,015,250
                                                                                                    ---------------
                                                                                                        5,202,750
-------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.2%
Bank Plus Corp., 12% Sr. Nts., 7/18/07                                          517,000                   555,775
-------------------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                       400,000                   454,000
                                                                                                    ---------------
                                                                                                        1,009,775
-------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.2%
Global Cash Access LLC/Global Cash Finance Corp., 8.75% Sr.
Sub. Nts., 3/15/12 5                                                            575,000                   612,375
-------------------------------------------------------------------------------------------------------------------
Jostens IH Corp., 7.625% Sr. Sub. Nts., 10/1/12 1, 7                            500,000                   505,000
                                                                                                    ---------------
                                                                                                        1,117,375
-------------------------------------------------------------------------------------------------------------------
INSURANCE--0.0%
Leap Wireless International, Inc.:
4/1/27, Escrow Shares 9                                                         400,000                    16,000
4/1/27, Escrow Shares 9                                                         400,000                    13,000
                                                                                                    ---------------
                                                                                                           29,000
-------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.5%
American Casino & Entertainment Properties LLC, 7.85% Sr.
Sec. Nts., 2/1/12 5                                                             800,000                   844,000
-------------------------------------------------------------------------------------------------------------------
Felcor Lodging LP:
9% Sr. Nts., 6/1/11                                                             837,000                   924,885
10% Sr. Unsec. Nts., 9/15/08                                                     28,000                    29,540
-------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                         441,000                   455,884
-------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                                                 457,000                   480,993
10.50% Sr. Unsec. Nts., 6/15/09                                                 350,000                   385,000
                                                                                                    ---------------
                                                                                                        3,120,302
-------------------------------------------------------------------------------------------------------------------
HEALTH CARE--5.4%
-------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Polypore, Inc., 8.75% Sr. Sub. Nts., 5/15/12 5                                  800,000                   834,000
-------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
Dade Behring Holdings, Inc., 11.91% Sr. Unsec. Sub. Nts., 10/3/10               181,000                   206,793
-------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts., 5/1/12             782,000                   875,840
-------------------------------------------------------------------------------------------------------------------
HMP Equity Holdings Corp., 23.04% Sr. Disc. Nts., 5/15/08 1, 10               1,000,000                   635,000
-------------------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12 5             600,000                   606,000
-------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12 1                700,000                   761,250
-------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11 1           800,000                   816,000
-------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding II, Inc., 9% Sr. Sub. Nts., 10/1/14 5                   438,000                   441,285
                                                                                                    ---------------
                                                                                                        4,342,168
-------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.4%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12 5                               950,000                 1,009,375
-------------------------------------------------------------------------------------------------------------------
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                            700,000                   717,500
-------------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875% Sr. Sub. Nts., 6/15/14 5                      600,000                   645,000
-------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                    600,000                   615,000
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                              500,000                   563,750
-------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                  1,600,000                 1,752,000
-------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                            400,000                   438,000
-------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                1,100,000                 1,142,231
7.875% Sr. Nts., 2/1/11                                                         305,000                   345,365
8.75% Sr. Nts., 9/1/10                                                          400,000                   469,428
-------------------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                           1,000,000                   972,500
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                            357,000                   372,619
-------------------------------------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875% Sr. Sub. Nts., 11/1/11                    500,000                   502,500
-------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9.375% Sr. Unsec. Nts., Series A, 11/15/08    1,867,643                 2,031,062
-------------------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                 700,000                   801,500
-------------------------------------------------------------------------------------------------------------------
National Nephrology Assn., 9% Sr. Sub. Nts., 11/1/11 5                          200,000                   232,250
-------------------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                           600,000                   658,500
-------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts., 6/1/09          714,000                   826,455
-------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13                       600,000                   639,000
-------------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12                     600,000                   645,000
-------------------------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc., 10.75% Sr. Unsec. Sub. Nts., 7/1/08                1,800,000                 1,998,000
-------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                      1,660,000                 1,498,150
7.375% Nts., 2/1/13                                                              57,000                    53,865
9.875% Sr. Nts., 7/1/14 5                                                       800,000                   840,000
-------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                                            900,000                   945,000
7% Sr. Sub. Nts., 11/15/13                                                    1,920,000                 1,963,200
-------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Nts., 8/15/12 5                                                          650,000                   676,000
10.75% Sr. Sub. Nts., 8/15/14 5                                                 650,000                   671,125
-------------------------------------------------------------------------------------------------------------------
Vicar Operating, Inc., 9.875% Sr. Sub. Nts., 12/1/09                          1,000,000                 1,110,000
                                                                                                    ---------------
                                                                                                       25,134,375
-------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.1%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11              800,000                   814,000
-------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--7.9%
-------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                  900,000                   985,500
-------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8% Sr. Unsec. Sub. Nts., Series B, 3/1/08                                       300,000                   297,750
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                              57,000                    57,998
-------------------------------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.625% Sr. Unsec. Sub. Nts., 12/15/10                     300,000                   335,250
-------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 7.625% Sr. Sub. Nts.,
6/15/12                                                                         800,000                   884,000
-------------------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12 1                         700,000                   794,500
-------------------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                                 800,000                   860,000
-------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                        580,000                   665,550
11% Sr. Sub. Nts., 2/15/13                                                      454,000                   542,530
-------------------------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11                          300,000                   289,500
                                                                                                    ---------------
                                                                                                        5,712,578
-------------------------------------------------------------------------------------------------------------------
AIRLINES--0.3%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                          1,000,000                   986,250
-------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 2                             1,575,000                   567,000
                                                                                                    ---------------
                                                                                                        1,553,250
-------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.4%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                        700,000                   806,750
-------------------------------------------------------------------------------------------------------------------
Green Star Products, Inc., 10.15% Bonds, 6/24/10 5                              303,652                   311,133
-------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                              544,000                   603,840
-------------------------------------------------------------------------------------------------------------------
North America Energy Partners, Inc., 8.75% Sr. Unsec.
Nts., 12/1/11 5                                                                 300,000                   294,000
                                                                                                    ---------------
                                                                                                        2,015,723
-------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.1%
Allied Waste North America, Inc.:
7.375% Sr. Sec. Nts., Series B, 4/15/14                                         300,000                   290,250
7.875% Sr. Nts., 4/15/13                                                      2,000,000                 2,120,000
8.50% Sr. Sub. Nts., 12/1/08                                                  1,000,000                 1,090,000
8.875% Sr. Nts., Series B, 4/1/08                                             1,500,000                 1,635,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                                        1,700,000                 1,899,750
-------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B,
11/15/05 1, 3, 4                                                                200,000                        --
-------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                   1,600,000                 1,568,000
-------------------------------------------------------------------------------------------------------------------
Coinmach Corp., 9% Sr. Nts., 2/1/10                                             800,000                   834,000
-------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07 1                     350,000                   341,250
-------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
7.50% Sr. Nts., 5/1/11                                                          500,000                   530,625
9.875% Sr. Nts., 5/1/09                                                         500,000                   560,625
-------------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts.,
8/1/07 1                                                                        250,000                   253,125
-------------------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                 576,000                   586,800
-------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                     700,000                   773,500
-------------------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05                                                 900,000                   896,625
-------------------------------------------------------------------------------------------------------------------
Stericycle, Inc., 12.375% Sr. Unsec. Sub. Nts., Series B, 11/15/09              488,000                   534,360
-------------------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09                         700,000                   752,500
-------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                               2,100,000                 1,874,250
-------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.375% Sr. Nts., 11/15/12                               800,000                   885,764
-------------------------------------------------------------------------------------------------------------------
Waste Services, Inc., 9.50% Sr. Sub. Nts., 4/15/14 5                            600,000                   573,000
                                                                                                    ---------------
                                                                                                       17,999,424
-------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Integrated Electrical Services, Inc.:
9.375% Sr. Sub. Nts., Series B, 2/1/09                                           45,000                    44,325
9.375% Sr. Sub. Nts., Series C, 2/1/09                                          100,000                    98,500
-------------------------------------------------------------------------------------------------------------------
URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09                                      455,000                   525,525
                                                                                                    ---------------
                                                                                                          668,350
-------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Belden & Blake Corp., 8.75% Sr. Sec. Nts., 7/15/12 5                            650,000                   695,500
-------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                        100,000                    98,500
-------------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                   500,000                   557,500
-------------------------------------------------------------------------------------------------------------------
Riverside Forest Products Ltd., 7.875% Sr. Unsec. Sub. Nts., 3/1/14             600,000                   639,000
                                                                                                    ---------------
                                                                                                        1,990,500
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts.,
12/15/13                                                                        550,000                   478,500
-------------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2,
8/13/10 1                                                                     1,500,000                 1,380,000
                                                                                                    ---------------
                                                                                                        1,858,500
-------------------------------------------------------------------------------------------------------------------
MACHINERY--1.5%
AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08 1                                   1,000,000                 1,085,000
-------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                        150,000                   159,375
10.50% Sr. Sub. Nts., 8/1/12 1                                                  800,000                   926,000
-------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11 5                        1,200,000                 1,278,000
-------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 7.50% Sr. Nts., 6/15/11                           800,000                   858,000
-------------------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                         600,000                   663,000
-------------------------------------------------------------------------------------------------------------------
SPX Corp., 7.50% Sr. Nts., 1/1/13                                               900,000                   919,125
-------------------------------------------------------------------------------------------------------------------
Terex Corp.:
7.375% Sr. Unsec. Sub. Nts., 1/15/14                                            500,000                   527,500
9.25% Sr. Unsec. Sub. Nts., 7/15/11                                             800,000                   900,000
10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                                  500,000                   567,500
-------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14 1                             600,000                   594,000
                                                                                                    ---------------
                                                                                                        8,477,500
-------------------------------------------------------------------------------------------------------------------
MARINE--0.3%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                      1,000,000                 1,150,000
-------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., 12% Sr. Sec. Nts., 7/15/05 1, 3, 4                 700,000                    16,870
-------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg.
Nts., 6/30/07 1, 3, 4                                                         1,000,000                   655,000
-------------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 3.75% Sec. Nts., 12/31/07 5                  429,249                   186,552
                                                                                                    ---------------
                                                                                                        2,008,422
-------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.4%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                 500,000                   513,750
-------------------------------------------------------------------------------------------------------------------
Stena AB:
7.50% Sr. Unsec. Nts., 11/1/13                                                  928,000                   933,800
9.625% Sr. Nts., 12/1/12                                                        600,000                   672,750
                                                                                                    ---------------
                                                                                                        2,120,300
-------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.2%
Horizon Lines LLC, 9% Nts., 11/1/12 5                                           600,000                   636,000
-------------------------------------------------------------------------------------------------------------------
Worldspan LP/Worldspan Financial Corp., 9.625% Sr. Nts., 6/15/11                550,000                   501,875
                                                                                                    ---------------
                                                                                                        1,137,875
-------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.8%
-------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.1%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts.,
1/15/07 1, 3, 4                                                               1,150,000                   563,500
-------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                           700,000                   749,000
-------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08                      1,200,000                 1,318,500
-------------------------------------------------------------------------------------------------------------------
Sensus Metering System, Inc., 8.625% Sr. Unsec. Sub. Nts.,
12/15/13                                                                      1,000,000                 1,025,000
                                                                                                    ---------------
                                                                                                        2,343,500
-------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.1%
Exodus Communications, Inc., 10.75% Sr. Nts.,
12/15/09 1, 3, 4 [EUR]                                                          846,550                    10,528
-------------------------------------------------------------------------------------------------------------------
Globix Corp., 11% Sr. Nts., 5/1/08 1                                             71,480                    66,119
-------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts.,
2/15/10 1, 3, 4                                                                 240,208                        --
-------------------------------------------------------------------------------------------------------------------
PSINet, Inc.:
10.50% Sr. Unsec. Nts., 12/1/06 1, 3, 4 [EUR]                                 1,000,000                    48,969
11% Sr. Nts., 8/1/09 1, 3, 4                                                    901,558                    60,855
-------------------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., 13% Sr. Disc. Nts., 4/15/08 1, 3, 4                      500,000                        50
                                                                                                    ---------------
                                                                                                          186,521
-------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.5%
Iron Mountain, Inc.:
7.75% Sr. Sub. Nts., 1/15/15                                                    500,000                   532,500
8.625% Sr. Unsec. Sub. Nts., 4/1/13                                           1,600,000                 1,744,000
-------------------------------------------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11                                    400,000                   418,000
                                                                                                    ---------------
                                                                                                        2,694,500
-------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.6%
AMI Semiconductor, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/1/13 1                  682,000                   797,940
-------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                                                         300,000                   247,500
9.25% Sr. Unsec. Sub. Nts., 2/15/08                                           1,000,000                   935,000
-------------------------------------------------------------------------------------------------------------------
ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub. Nts.,
Series B, 8/1/09 1                                                              500,000                   531,875
-------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 7.125% Sr. Nts., 7/15/14 5                     1,000,000                 1,045,000
                                                                                                    ---------------
                                                                                                        3,557,315
-------------------------------------------------------------------------------------------------------------------
MATERIALS--11.3%
-------------------------------------------------------------------------------------------------------------------
CHEMICALS--3.7%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                   200,000                   177,000
-------------------------------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                      250,000                   102,500
-------------------------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                      1,200,000                 1,350,000
-------------------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12 5                                       800,000                   844,000
-------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                                  400,000                   433,000
10.125% Sr. Unsec. Nts., 9/1/08                                                  57,000                    64,553
10.625% Sr. Unsec. Nts., 5/1/11                                               1,800,000                 2,061,000
-------------------------------------------------------------------------------------------------------------------
Huntsman Co. LLC:
11.50% Sr. Nts., 7/15/12 5                                                      900,000                   997,875
11.625% Sr. Unsec. Nts., 10/15/10                                                57,000                    66,263
-------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]                                      100,000                   129,728
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                          2,700,000                 2,848,500
13.09% Sr. Unsec. Disc. Nts., 12/31/09 1, 10                                    400,000                   214,000
-------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                           2,000,000                 2,215,000
-------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.:
7.625% Bonds, 11/1/05 1                                                           3,000                     3,135
10.875% Sr. Unsec. Nts., 8/1/13                                                  57,000                    72,248
-------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Sub. Nts., 8/15/14 5                                 800,000                   856,000
-------------------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/11                           500,000                   560,000
-------------------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                             300,000                   331,500
-------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                        57,000                    62,486
9.50% Sr. Sec. Nts., 12/15/08                                                   100,000                   109,625
9.625% Sr. Sec. Nts., Series A, 5/1/07                                          900,000                   984,375
9.875% Sec. Nts., Series B, 5/1/07                                              540,000                   573,075
10.50% Sr. Sec. Nts., 6/1/13                                                    300,000                   348,000
-------------------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08                   700,000                   775,250
-------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                               319,909                   315,110
-------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 5.086% Sr. Sec. Nts., 12/31/06 1, 2                         101,304                    99,784
-------------------------------------------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                                                1,550,000                 1,588,750
10.625% Sr. Unsec. Nts., 5/15/10                                                357,000                   392,700
-------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09 1                                                    450,000                   466,875
13.50% Sr. Unsec. Sub. Nts., 11/15/10                                           300,000                   292,500
-------------------------------------------------------------------------------------------------------------------
Rhodia SA:
8.875% Sr. Sub. Nts., 6/1/11                                                    400,000                   350,000
10.25% Sr. Unsec. Nts., 6/1/10                                                  500,000                   520,000
-------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625% Sr. Unsec. Sub.
Nts., 5/15/11                                                                   400,000                   442,000
-------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
10% Sr. Sec. Nts., 12/19/07 1                                                   409,135                   386,633
11.25% Sr. Sub. Nts., 8/15/06 1, 3, 4                                           300,000                        --
-------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11 1                              260,000                   293,150
                                                                                                    ---------------
                                                                                                       21,326,615
-------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
Texas Industries, Inc., 10.25% Sr. Unsec. Nts., 6/15/11 1                       800,000                   924,000
-------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.1%
Crown Euro Holdings SA, 9.50% Sr. Sec. Nts., 3/1/11                             900,000                 1,008,000
-------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Nts., 10/15/12 5, 7                                                   350,000                   358,750
9.875% Sub. Nts., 10/15/14 5, 7                                                 600,000                   617,250
-------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                       1,000,000                 1,122,500
9.50% Sr. Sub. Nts., 8/15/13                                                    700,000                   803,250
-------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                            350,000                   371,000
8.25% Sr. Unsec. Nts., 10/1/12                                                  900,000                   996,750
-------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                  800,000                   908,000
-------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                  1,000,000                 1,070,000
8.25% Sr. Unsec. Nts., 5/15/13                                                  557,000                   595,990
8.75% Sr. Sec. Nts., 11/15/12                                                 1,350,000                 1,505,250
8.875% Sr. Sec. Nts., 2/15/09                                                 1,300,000                 1,420,250
-------------------------------------------------------------------------------------------------------------------
Pliant Corp., 0%/11.125% Sr. Sec. Disc. Nts., 6/15/09 6                         600,000                   516,000
-------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                    1,500,000                 1,485,000
-------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                         750,000                   830,625
9.25% Sr. Unsec. Nts., 2/1/08                                                 1,000,000                 1,117,500
9.75% Sr. Unsec. Nts., 2/1/11                                                 1,000,000                 1,112,500
-------------------------------------------------------------------------------------------------------------------
Stone Container Finance Co. of Canada II, 7.375% Sr. Nts.,
7/15/14 5                                                                       600,000                   631,500
-------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                            1,000,000                 1,042,500
                                                                                                    ---------------
                                                                                                       17,512,615
-------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.8%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                   57,000                    56,003
7.875% Sr. Unsec. Nts., 2/15/09                                                 300,000                   299,250
-------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 7.25% Sr. Nts., 7/1/13 5                              800,000                   864,000
-------------------------------------------------------------------------------------------------------------------
California Steel Industries, Inc., 6.125% Sr. Nts., 3/15/14                     800,000                   784,000
-------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Nts., 8/15/14 5                               1,300,000                 1,374,750
-------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Nts., 8/1/14 5                                650,000                   693,875
-------------------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                           700,000                   773,500
-------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                             300,000                   343,500
-------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                 2,100,000                 2,325,750
-------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12 1                         800,000                   892,000
-------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B,
10/15/06 3, 4                                                                 1,000,000                   970,000
-------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 1                        900,000                   999,000
-------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                                    400,000                   419,000
-------------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                          740,000                   447,700
-------------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                               200,000                   225,250
-------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                               1,300,000                 1,426,750
-------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13               1,000,000                 1,085,000
-------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                   400,000                   446,000
-------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                    400,000                   460,000
-------------------------------------------------------------------------------------------------------------------
United States Steel Corp., 9.75% Sr. Nts., 5/15/10                              505,000                   580,750
-------------------------------------------------------------------------------------------------------------------
United States Steel LLC, 10.75% Sr. Nts., 8/1/08                                389,000                   460,965
                                                                                                    ---------------
                                                                                                       15,927,043
-------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.5%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                  300,000                   323,250
-------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11 5                               600,000                   621,000
-------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                             350,000                   378,000
-------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.:
8.125% Sr. Unsec. Nts., 5/15/11                                               2,200,000                 2,552,000
9.375% Sr. Unsec. Nts., 2/1/13                                                1,600,000                 1,892,000
-------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 1, 3, 4                300,000                   139,500
-------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                         600,000                   630,000
-------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc.:
8.75% Sr. Sec. Nts., 11/15/13 5                                               1,557,000                 1,486,935
12.75% Sr. Unsec. Sub. Nts., Series B, 6/15/10                                  400,000                   336,000
-------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 1                         417,000                   462,870
                                                                                                    ---------------
                                                                                                        8,821,555
-------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.7%
-------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.0%
360networks, Inc., 13% Sr. Unsec. Nts., 5/1/08 1, 3, 4 [EUR]                    500,000                        --
-------------------------------------------------------------------------------------------------------------------
American Tower Corp., 9.375% Sr. Nts., 2/1/09                                   555,000                   591,075
-------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                            800,000                   884,000
-------------------------------------------------------------------------------------------------------------------
COLO.com, Inc., 13.875% Sr. Nts., 3/15/10 1, 3, 4                               499,755                        50
-------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.50% Sr. Nts., 12/1/13                       900,000                   947,250
-------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                         700,000                   798,000
9.875% Sr. Sub. Nts., 8/15/13                                                 1,172,000                 1,382,960
-------------------------------------------------------------------------------------------------------------------
IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09                           350,000                   386,750
-------------------------------------------------------------------------------------------------------------------
MCI, Inc.:
5.908% Sr. Unsec. Nts., 5/1/07                                                  579,000                   575,381
6.688% Sr. Unsec. Nts., 5/1/09                                                  179,000                   172,959
7.735% Sr. Unsec. Nts., 5/1/14                                                  153,000                   145,350
-------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                          57,000                    52,868
-------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr.
Nts., 2/15/11 5                                                                 600,000                   571,500
-------------------------------------------------------------------------------------------------------------------
Qwest Corp., 9.125% Nts., 3/15/12 5                                           3,000,000                 3,315,000
-------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 14% Nts., 12/15/10 2, 5                                 4,800,000                 5,628,000
-------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1, 3, 4                                400,000                        --
-------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc.,
9.75% Sr. Nts., 7/15/08                                                         300,000                   298,500
-------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11               1,450,000                 1,399,250
-------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 1, 3, 4                1,000,000                        --
                                                                                                    ---------------
                                                                                                       17,148,893
-------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.7%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                       1,000,000                 1,017,500
11% Sr. Unsec. Nts., 7/31/10                                                     57,000                    64,838
12.50% Sr. Unsec. Nts., 2/1/11                                                  100,000                   112,500
-------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                       1,575,000                 1,283,625
-------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                  1,650,000                 1,691,250
-------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., Sr. Sub. Disc. Nts.,
8/1/08 10                                                                     1,400,000                 1,050,000
-------------------------------------------------------------------------------------------------------------------
AT&T Corp., 8.05% Sr. Nts., 11/15/11 2                                          800,000                   899,000
-------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1, 3, 4            1,834,000                        --
-------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co./Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                                              1,700,000                 1,797,750
-------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 10.75% Sr. Nts., 8/1/11                     2,050,000                 2,290,875
-------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                      1,707,000                 1,109,550
10.875% Sr. Unsec. Nts., 7/1/10                                                 700,000                   507,500
-------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
7.375% Sr. Nts., 8/1/15                                                       5,490,000                 5,929,200
9.50% Sr. Unsec. Nts., 2/1/11                                                 1,200,000                 1,368,000
-------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.:
8.125% Sr. Nts., 7/1/11                                                         700,000                   745,500
12.50% Sr. Nts., 11/15/09 1                                                   1,162,000                 1,347,920
-------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12 5                                                  775,000                   792,438
9.75% Sr. Sub. Nts., 1/15/10                                                    457,000                   399,875
9.875% Sr. Nts., 2/1/10                                                       1,100,000                 1,094,500
-------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 10.25% Sr. Unsec. Nts., 2/1/09                      1,900,000                 2,042,500
-------------------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp.,
0%/9.75% Sr. Disc. Nts., 12/15/11 6                                           2,357,000                 1,920,955
-------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc.:
8.50% Sr. Unsec. Nts., 6/1/13                                                 1,300,000                 1,186,250
8.75% Sr. Unsec. Sub. Nts., 11/15/11                                            357,000                   244,545
-------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                              1,100,000                 1,150,875
-------------------------------------------------------------------------------------------------------------------
US Unwired, Inc.:
0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09 1, 6                   800,000                   830,000
10% Sr. Sec. Nts., 6/15/12                                                      500,000                   521,250
-------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr. Unsec. Nts., 7/15/13                        1,057,000                 1,083,425
                                                                                                    ---------------
                                                                                                       32,481,621
-------------------------------------------------------------------------------------------------------------------
UTILITIES--5.8%
-------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.7%
AES Corp. (The):
8.75% Sr. Sec. Nts., 5/15/13 5                                                1,150,000                 1,302,375
10% Sec. Nts., 7/15/05 1                                                        355,135                   362,238
-------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12 5                          57,000                    63,270
-------------------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc., 7.75% Nts., 8/1/05                                      300,000                   311,250
-------------------------------------------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B,
12/15/09                                                                        397,819                   439,589
-------------------------------------------------------------------------------------------------------------------
Calpine Corp.:
7.625% Sr. Nts., 4/15/06                                                        700,000                   651,000
8.75% Sr. Nts., 7/15/07                                                         500,000                   398,750
-------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                         357,000                   375,743
7.75% Sr. Nts., 8/1/10 5                                                        400,000                   425,000
9.875% Sr. Unsec. Nts., 10/15/07                                              1,400,000                 1,562,750
-------------------------------------------------------------------------------------------------------------------
CMS Energy X-TRAS Pass-Through Trust I, 7% Sr. Unsec. Pass-
Through Certificates, 1/15/05                                                   500,000                   505,277
-------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 10% Sr. Unsec. Nts., 8/15/08                             200,000                   235,000
-------------------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B,
12/30/11 1                                                                      902,000                   935,825
-------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                           2,600,000                 2,847,000
-------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts.,
5/1/11 3, 4                                                                     200,000                   177,000
-------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings II LLC/MSW Energy Finance
Co. II, Inc., 7.375% Sr. Sec. Nts., Series B, 9/1/10 1                          700,000                   738,500
-------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc., 8.50% Sr. Sec. Nts., 9/1/10                                               400,000                   440,000
-------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13 5                                2,500,000                 2,690,625
-------------------------------------------------------------------------------------------------------------------
PG&E Corp., 6.875% Sr. Sec. Nts., 7/15/08                                       800,000                   870,000
-------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                  1,657,000                 1,787,489
9.50% Sr. Sec. Nts., 7/15/13                                                  1,600,000                 1,746,000
-------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                           2,000,000                 2,140,000
                                                                                                    ---------------
                                                                                                       21,004,681
-------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.3%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 8.875%
Sr. Unsec. Nts., Series B, 5/20/11                                            1,400,000                 1,550,500
-------------------------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                    400,000                   424,000
                                                                                                    ---------------
                                                                                                        1,974,500
-------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.7%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19 1                   1,042,815                 1,152,310
-------------------------------------------------------------------------------------------------------------------
Consumers Energy Co.:
6.25% Nts., 9/15/06                                                             300,000                   316,418
6.375% Sr. Sec. Nts., 2/1/08                                                    450,000                   487,351
7.375% Nts., 9/15/23                                                            350,000                   362,589
-------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                         2,740,000                 2,623,550
8.75% Sr. Nts., 2/15/12                                                       1,857,000                 1,940,565
10.125% Sr. Sec. Nts., 7/15/13 5                                              1,850,000                 2,136,750
-------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through
Certificates, Series A, 6/30/12                                                 856,753                   874,410
                                                                                                    ---------------
                                                                                                        9,893,943
-------------------------------------------------------------------------------------------------------------------
WATER UTILITIES--0.1%
National Waterworks, Inc., 10.50% Sr. Unsec. Sub. Nts.,
Series B, 12/1/12                                                               300,000                   342,000
                                                                                                    ---------------
Total Corporate Bonds and Notes (Cost $412,675,479)                                                   430,951,936

                                                                                 Shares
-------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.7%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1, 4, 8                     13,764                        --
-------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts
into Dobson Communications Corp., Cl. A common stock),
Non-Vtg. 5                                                                          800                    40,000
-------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable,
Non-Vtg. 1, 4, 8                                                                    498                        50
-------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
Series B, Non-Vtg. 1, 4                                                           8,000                   722,000
-------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1, 4, 8                           342                        --
-------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 4                                            3,258                     8,145
-------------------------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable
Exchangeable, Non-Vtg. 1, 4, 8                                                    7,274                        --
-------------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv.,
Series A 1, 4, 8                                                                 21,193                    42,386
-------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. 4, 8                                                                     --                       572
14.25% Cum. Jr. Exchangeable, Non-Vtg. 8                                             86                   647,150
-------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                              23                       120
-------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 1, 4, 8                    1,177                   985,738
-------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum.,
Series A 1                                                                       10,000                 1,472,500
                                                                                                    ---------------
Total Preferred Stocks (Cost $5,110,198)                                                                3,918,661

-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.5%
AboveNet, Inc. 4                                                                    559                    13,416
-------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 4                                                2,645                        --
-------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 4                                  8,360                   382,888
-------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                         100,909                 1,597,389
-------------------------------------------------------------------------------------------------------------------
Corvis Corp. 4                                                                    4,603                     3,682
-------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 4                                               20,660                    34,709
-------------------------------------------------------------------------------------------------------------------
Crunch Equity Holdings, Cl. A 1, 4                                                  301                   390,333
-------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 4                                             51,491                    68,483
-------------------------------------------------------------------------------------------------------------------
Equinix, Inc. 4                                                                  16,434                   505,674
-------------------------------------------------------------------------------------------------------------------
Globix Corp. 4                                                                   11,467                    37,268
-------------------------------------------------------------------------------------------------------------------
Gulfstream Holding, Inc. 1, 4                                                        56                        --
-------------------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1, 4                                               20,000                        --
-------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 4                                         42,107                     9,685
-------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 4                                                                      9,973                   185,747
-------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 4                                               1,913                    42,086
-------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 4                                                  9,965                   364,320
-------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                         1,039                    36,843
-------------------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                         1,629                    27,286
-------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. A 4                                          15                       423
-------------------------------------------------------------------------------------------------------------------
NTL, Inc. 4                                                                      18,902                 1,173,247
-------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 4                                                          2,235                    25,524
-------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 4                                                             20,688                   310,320
-------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 4                                                     24,040                   274,056
-------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 4                                                                 62,829                     1,885
-------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1, 4                                                       396                     9,306
-------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc. 4                                                          96,326                 1,119,308
-------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1, 4                                                         7,500                    28,875
-------------------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 4                                                  143,824                 1,074,365
-------------------------------------------------------------------------------------------------------------------
Viatel Holding Ltd. (Bermuda) 1, 4                                                2,701                     2,093
-------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 4                                                  85,047                   623,660
-------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 1, 4                                                              1,353                        27
-------------------------------------------------------------------------------------------------------------------
XO Communications, Inc. 4                                                         2,646                     8,361
                                                                                                    ---------------
Total Common Stocks (Cost $8,459,091)                                                                   8,351,259

                                                                                  Units
-------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
AboveNet, Inc. Wts.:
Exp. 9/8/08 4                                                                       235                     1,870
Exp. 9/8/10 4                                                                       276                     2,137
-------------------------------------------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 1, 4                                       1,400                   263,900
-------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 1, 4                                            500                         8
-------------------------------------------------------------------------------------------------------------------
Citigroup, Inc. Wts., Exp. 12/31/50 4                                            15,626                    22,189
-------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1, 4                                              600                         6
-------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1, 4                                   750                        --
-------------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08 1, 4                             2,000                        20
-------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1, 4                           1,750                        --
-------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1, 4                                         1,500                        --
-------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 1, 4                                475                         5
-------------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc. Wts., Exp. 10/1/10 1, 4                                         1,300                        --
-------------------------------------------------------------------------------------------------------------------
Huntsman LLC Wts., Exp. 5/15/11 1, 4                                              1,000                   230,500
-------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 1, 4                                  5,940                        59
-------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 1, 4                                                                10,561                        53
Exp. 5/16/06 1, 4                                                                    16                        --
-------------------------------------------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts., Exp. 1/31/08 1, 4                          5,148                        --
-------------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 1, 4                                               765                        --
-------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1, 4                                                  750                         8
-------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts., Exp. 4/15/10 1, 4                           550                         6
-------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 1, 4                           800                        --
-------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1, 4                           800                         8
-------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 4                                              7,220                       794
-------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 1, 4                               1,500                        15
-------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1, 4                                              1,000                        10
-------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 4                                       20,000                     5,000
-------------------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05 1, 4                                      1,600                        --
-------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1, 4                                   647                       938
-------------------------------------------------------------------------------------------------------------------
Telergy, Inc. Wts., Exp. 9/25/10 1, 4                                             2,019                        --
-------------------------------------------------------------------------------------------------------------------
Telus Corp. Wts., Exp. 9/15/05 4                                                  1,079                     9,669
-------------------------------------------------------------------------------------------------------------------
Transocean, Inc. Wts., Exp. 5/1/09 4, 5                                           1,000                   345,125
-------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 4                               5,300                     4,399
-------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 4                               3,975                     2,385
-------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 4                               3,975                     1,511
                                                                                                    ---------------
Total Rights, Warrants and Certificates (Cost $260,803)                                                   890,615

                                                                              Principal
                                                                                 Amount                     Value
-------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--5.4%
Dow Jones CDX High Yield Index Pass-Through Certificates:
Series 3-1, 7.75%, 12/29/0 5, 11                                          $  10,000,000             $  10,137,500
Series 3-3, 8%, 12/29/09 5, 11                                               19,400,000                19,460,625
Series 3-4, 10.50%, 12/29/09 5, 11                                            1,500,000                 1,456,875
                                                                                                    ---------------
Total Structured Notes (Cost $30,713,500)                                                              31,055,000

-------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--15.4% 12
Undivided interest of 6.12% in joint repurchase agreement (Principal
Amount/Value $1,446,038,000, with a maturity value of $1,446,110,302) with UBS
Warburg LLC, 1.80%, dated 9/30/04, to be repurchased at $88,573,428 on 10/1/04, collateralized by Federal National Mortgage Assn., 5%, 3/1/34, with a value of
$1,477,979,332 (Cost $88,569,000)                                            88,569,000                88,569,000

-------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $547,555,528)                                    98.3%              564,590,342
-------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                     1.7                 9,625,052
                                                                           ----------------------------------------
Net Assets                                                                        100.0%            $ 574,215,394
                                                                           ========================================

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:
EUR         Euro

1. Illiquid security.
2. Represents the current interest rate for a variable or increasing rate security.
3. Issue is in default.
4. Non-income producing security.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $98,330,482 or 17.12% of the Fund's net assets as of September 30, 2004.
6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
7. When-issued security or forward commitment to be delivered and settled after September 30, 2004.
8. Interest or dividend is paid-in-kind.
9. Received as the result of issuer reorganization.
10. Zero coupon bond reflects effective yield on the date of purchase.
11. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.
12. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

As of September 30, 2004, the Fund had entered into the following interest rate swap agreements:

                                         FIXED RATE      FLOATING RATE
                                            PAID BY        RECEIVED BY
                       NOTIONAL         THE FUND AT        THE FUND AT          FLOATING   TERMINATION        UNREALIZED
 SWAP COUNTERPARTY       AMOUNT  SEPTEMBER 30, 2004 SEPTEMBER 30, 2004        RATE INDEX         DATES      APPRECIATION
------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG   $11,000,000               3.19%              1.86%     Three-Month LIBOR    3/9/09          $201,950
 Deutsche Bank AG     6,000,000               4.23               1.86      Three-Month LIBOR    3/9/14            95,725
                                                                                                                --------
                                                                                                                $297,675
                                                                                                                ========
 Index abbreviations are as follows:
 LIBOR            London-Interbank Offered Rate


SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities               $548,797,883
                                             =============

Gross unrealized appreciation                $ 35,060,730
Gross unrealized depreciation                 (18,970,596)
                                             -------------
Net unrealized appreciation                  $ 16,090,134
                                             =============


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)